Apr. 01, 2021
BNY Mellon Dynamic Total Return Fund
BNY Mellon Dynamic Total Return Fund
April 1, 2021 BNY MELLON ADVANTAGE FUNDS, INC. BNY Mellon Dynamic Total Return Fund Supplement to Current Summary Prospectus and Prospectus

The following information replaces and supersedes the information contained in the second footnote below the table in “Fees and Expenses” in the fund's summary prospectus and “Fund Summary – Fees and Expenses” in the prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, for so long as the fund invests in the subsidiary, to waive the management fee it receives from the fund in the amount equal to the management fee paid to BNY Mellon Investment Adviser, Inc. by the subsidiary. In addition, BNY Mellon Investment Adviser, Inc. has also contractually agreed, until March 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15%. On or after March 1, 2022, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.